CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 74,541	$ 115,489	$ 29,676
Accounts receivable, net of allowance	912,662	871,132	1,004,095
Inventory, net of reserve	2,333,031	2,307,413	2,041,675
Notes receivable	40,201	40,601	9,400
Investment	75	75
Other current assets			885
Total current assets	3,360,510	3,334,710	3,085,731
Property and equipment, net	2,654,943	2,684,299	2,083,080
Intangible asset, net
Deferred tax asset	7,776	7,776	20,638
Total assets	6,023,229	6,026,785	5,189,449
Current liabilities
Accounts payable and accrued expenses	897,350	1,139,681	1,223,488
Notes payable (current portion)	131,546	130,905	146,110
Notes payable related party (current portion)	47,925	62,151	63,635
Bank line of credit	839,591	839,591	839,591
Interest rate swap contract	19,330	1,724	48,836
Other liabilities	225,399	76,971	69,146
Total current liabilities	2,161,141	2,251,023	2,390,806
Other liabilities
Notes payable	861,718	900,761	986,916
Notes payable (related party)	1,647,005	1,614,952	1,653,517
Total other liabilities	2,508,723	2,515,713	2,640,433
Total liabilities	4,669,864	4,766,736	5,031,239
Stockholders' equity (deficit)
Preferred stock, $0.001 par value; 10,000,000 shares authorized, no shares issued
Common stock, $0.001 par value; 200,000,000 shares authorized, 37,040,040 shares issued and outstanding as of March 31, 2013 and December 31, 2012 and 36,000,000 shares issued and outstanding as of December 31, 2011	37,074	37,074	36,000
Subscription receivable			(672,715)
Accumulated other comprehensive loss	(19,330)	(1,724)	(48,836)
Additional paid-in capital	1,175,079	1,175,079	853,941
Retained earnings (accumulatd deficit)	160,542	49,620	(10,180)
Total stockholders' equity (deficit)	1,353,365	1,260,049	158,210
Total liabilities and stockholders' equity (deficit)	$ 6,023,229	$ 6,026,785	$ 5,189,449